Other assets and liabilities (Tables)	6 Months Ended
Sep. 30, 2019
Details of Other Assets and Liabilities
The following table sets forth the details of other assets and liabilities at March 31, 2019 and September 30, 2019:

	March 31, 2019	September 30, 2019
	(in millions of yen)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions (1)	1,517,235	1,348,181
Other	400,676	358,547
Collateral pledged:
Collateral pledged for derivative transactions	856,439	1,008,596
Margins provided for futures contracts	159,747	269,143
Other	857,814	865,875
Prepaid pension cost	850,472	860,365
ROU assets (2)	—	647,185
Security deposits	123,317	108,293
Loans held for sale	24,921	68,569
Other	485,383	473,301
Total	5,276,004	6,008,055
Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions (1)	2,572,315	2,042,447
Other	442,776	451,208
Guaranteed trust principal (3)	809,450	813,761
Lease Liabilities (2)	—	656,409
Collateral accepted:
Collateral accepted for derivative transactions	589,411	533,308
Margins accepted for futures contracts	339,863	541,070
Unearned income (4)	126,594	120,908
Other	1,052,297	1,024,549
Total	5,932,706	6,183,660

Notes:
(1)
Receivables from brokers, dealers and customers for securities transactions included ¥555,938 million and ¥181,535 million of such receivables of consolidated VIEs at March 31, 2019 and September 30, 2019, respectively. Payables to brokers, dealers and customers for securities transactions included ¥620,766 million and ¥172,473 million of such payables of consolidated VIEs at March 31, 2019 and September 30, 2019, respectively.

(2)
ROU assets and lease liabilities were recognized in connection with the adoption of ASU No.2016-02 on April 1, 2019. See Note 1 “Basis of presentation” and Note 2 “Recently issued accounting pronouncements” for further information.

(3)
Guaranteed trust principal is the liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 15 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.

(4)	Unearned income is primarily comprised of loan fees received from consumer loan customers when loans are made. This income is being deferred and recognized in earnings over the life of the loan.